Financial results (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Interest on financial investments		R$ 90,552	R$ 36,982	R$ 117,564
Others	[1]	25,965	11,812	70,426
Financial income		116,517	48,794	187,990
Financial expenses
Interest and costs on loans and financing		(1,063,118)	(896,091)	(727,318)
Interest on leases		(1,316,619)	(880,626)	(818,529)
Interest on the provision for aircraft return		(231,800)	(57,976)	(67,609)
Commissions, bank charges and interest on other operations	[2]	(589,002)	(318,570)	(229,024)
Others		(316,345)	(47,782)	(108,631)
Financial expenses		(3,516,884)	(2,201,045)	(1,951,111)
Derivative financial instruments
Conversion right and derivatives - ESN	[3]	42,025	200,267	300,266
Other derivative financial instruments		(44,651)	(1,515)	(374,047)
Derivative financial instruments		(2,626)	198,752	(73,781)
Monetary and foreign exchange rate variation, net		1,328,204	(1,588,133)	(3,028,547)
Total		R$ (2,074,789)	R$ (3,541,632)	R$ (4,865,449)

[1]	For the fiscal year ended on December 31, 2022, the amount of R$16,852,
[2]	The increase in these expenses in the period is substantially linked to interest on prepayment of receivables in line with sales growth.
[3]	See Note 30.2 (ESN and Capped call).